BNY Mellon Income Stock Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.9%
Automobiles & Components — .7%
General Motors Co.	25,654	1,272,695
Banks — 11.6%
Bank of America Corp.	174,463	7,699,052
First Horizon Corp.	130,614	2,596,607
JPMorgan Chase & Co.	31,686	8,365,104
U.S. Bancorp	27,292	1,189,658
		19,850,421
Capital Goods — 9.9%
3M Co.	9,286	1,377,578
Ferguson Enterprises, Inc.	8,368	1,525,821
Honeywell International, Inc.	6,947	1,574,676
Hubbell, Inc.	11,205	4,365,244
Johnson Controls International PLC	15,776	1,599,213
L3Harris Technologies, Inc.	26,064	6,368,478
		16,811,010
Consumer Services — 4.8%
International Game Technology PLC	43,493	639,782
Las Vegas Sands Corp.	81,258	3,344,579
Royal Caribbean Cruises Ltd.	16,099	4,136,960
		8,121,321
Energy — 8.8%
ConocoPhillips	12,994	1,109,038
EQT Corp.	37,626	2,074,321
Exxon Mobil Corp.	39,253	4,015,582
Hess Corp.	10,699	1,414,301
Marathon Petroleum Corp.	20,392	3,277,810
Phillips 66	27,572	3,128,871
		15,019,923
Equity Real Estate Investment Trusts — 1.0%
Weyerhaeuser Co. (a)	65,802	1,704,930
Financial Services — 9.2%
Capital One Financial Corp.	20,421	3,862,632
CME Group, Inc.	8,794	2,541,466
Intercontinental Exchange, Inc.	11,991	2,155,982
The Charles Schwab Corp.	29,701	2,623,786
The Goldman Sachs Group, Inc.	5,090	3,056,291
Voya Financial, Inc.	22,473	1,494,904
		15,735,061
Food, Beverage & Tobacco — 1.7%
Philip Morris International, Inc.	16,173	2,920,682
Health Care Equipment & Services — 7.1%
Baxter International, Inc.	53,899	1,643,920
Labcorp Holdings, Inc.	9,293	2,313,678
Medtronic PLC	61,500	5,103,270
UnitedHealth Group, Inc.	10,180	3,073,444
		12,134,312
Household & Personal Products — .8%
Kenvue, Inc.	54,676	1,305,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Insurance — 10.8%
American International Group, Inc.	54,472	4,610,510
Aon PLC, Cl. A	11,762	4,376,405
Assurant, Inc.	31,278	6,348,808
MetLife, Inc.	22,310	1,753,120
RenaissanceRe Holdings Ltd.	5,544	1,382,785
		18,471,628
Materials — 6.5%
CRH PLC	35,872	3,270,091
Freeport-McMoRan, Inc.	54,630	2,102,162
International Paper Co.	81,411	3,892,260
Newmont Corp.	34,337	1,810,247
		11,074,760
Media & Entertainment — 2.5%
Omnicom Group, Inc.	21,084	1,548,409
The Walt Disney Company	23,905	2,702,221
		4,250,630
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Bristol-Myers Squibb Co.	27,048	1,305,877
Danaher Corp.	12,133	2,304,057
Johnson & Johnson	39,310	6,101,305
		9,711,239
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	10,593	1,660,453
Software & Services — 2.5%
Dolby Laboratories, Inc., Cl. A	33,594	2,494,690
International Business Machines Corp.	7,162	1,855,388
		4,350,078
Technology Hardware & Equipment — 4.9%
Cisco Systems, Inc.	97,757	6,162,601
TE Connectivity PLC	13,579	2,173,591
		8,336,192
Telecommunication Services — 4.2%
AT&T, Inc.	255,245	7,095,811
Transportation — 2.2%
CSX Corp.	120,789	3,815,725
Utilities — 2.0%
Constellation Energy Corp.	5,406	1,655,047
Dominion Energy, Inc.	30,017	1,701,063
		3,356,110
Total Common Stocks (cost $143,087,377)		166,998,097

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $3,490,118)	4.42	3,490,118	3,490,118
Total Investments (cost $146,577,495)		99.9%	170,488,215
Cash and Receivables (Net)		.1%	169,574
Net Assets		100.0%	170,657,789

(a)	Investment in real estate investment trust within the United States.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Income Stock Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	166,998,097	—	—	166,998,097
Investment Companies	3,490,118	—	—	3,490,118
	170,488,215	—	—	170,488,215

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $23,910,720, consisting of $28,424,859 gross unrealized appreciation and $4,514,139 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.